Equity Investments in Associates (Narrative) (Details)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 USD ($)	Apr. 09, 2013 NQ Guotai [Member]	Dec. 31, 2012 NQ Guotai [Member] USD ($)	Dec. 31, 2012 NQ Guotai [Member] CNY	Jun. 30, 2012 Pansi Co., Ltd [Member] USD ($)	Jun. 30, 2012 Shifang Co., Ltd [Member] USD ($)	Aug. 31, 2012 Hissage [Member] USD ($)	Aug. 31, 2012 SIINE Limited [Member] USD ($)	Sep. 30, 2012 Shanghai Yinlong Information and Technology Co., Ltd [Member] USD ($)	Sep. 01, 2010 Beijing Technology [Member] Beijing Feiliu [Member]
Schedule of Equity Investments [Line Items]
Percentage of equity interest in equity method investee		49.505%	49.50%	49.50%						33.00%
Subscribed capital			$ 15,778,000	99,000,000
Registered capital			31,875,000	200,000,000
Contributed capital			10,359,000	65,000,000
Percentage of equity interest in cost method investee					30.00%	25.00%	31.71%	15.70%	18.90%
Purchase price, cash consideration					2,864,000	2,386,000	500,000	600,000	1,712,000
Purchase price, common shares							3,821,655
Purchase price, common shares, fair value							5,916,000
Impairment of equity investment	$ 0